Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,125,000.00
Total Fee Amount	707.77
Total Offset Amount	0.00
Net Fee	$ 707.77
Offering Table N/A
Offset Table N/A	N/A